Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Equity Incentive Plans
In June 2015, the shareholders approved the adoption of our 2015 Performance Incentive Plan (“2015 Plan”). The 2015 Plan, as amended, authorizes the board of directors to grant stock and options awards of up to 10.1 million common shares to directors, employees and consultants. As of December 31, 2016, the Company had 3.0 million share-based awards available for future grant.
In June 2015, the shareholders approved the adoption of our Employee Stock Purchase Plan (“ESPP”), authorizing the purchase of up to 2.0 million common shares by employees under the plan. As of December 31, 2016, there were no offering periods available to employees.
Stock Options
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model, which uses the weighted-average assumptions noted in the following table:

	Year Ended December 31,
	2016	2015	2014
Expected volatility	93.0%	93.0%	97.0%
Risk-free interest rate	1.5%	1.5%	1.7%
Dividend yield	—	—	—
Expected term (in years)	4.7	4.7	3.0

The expected volatility was based on the Company’s historical share price. The Company applies a forfeiture rate based on historical pre-vesting option cancellations. The risk-free interest rate is determined based upon a constant maturity U.S. Treasury security with a contractual life approximating the expected term of the option. The expected term of options granted is estimated based on a number of factors, including but not limited to the vesting term of the award, historical employee exercise behavior, the expected volatility of the Company’s common shares and an employee’s average length of service.
Options typically vest over a three year period from the original grant date. The exercise price of each award is based on the market price of the Company’s common shares at the date of grant. Option awards can be granted for a maximum term of up to 10 years. Option activity is summarized below (shares and aggregate intrinsic value in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2014	2,810	$1.11
Granted	735	$7.08
Options assumed from acquisition	168	$17.19
Exercised	(246)	$0.58
Forfeited	(74)	$4.51
Options outstanding at December 31, 2014	3,393	$3.08
Granted	770	$2.71
Exercised	(293)	$0.77
Forfeited	(156)	$13.26
Options outstanding at December 31, 2015	3,714	$2.43
Granted	12	$1.39
Exercised	—	$—
Forfeited	(471)	$4.52
Options outstanding at December 31, 2016	3,255	$2.17	5.9	$—
Vested and expected to vest at December 31, 2016	3,225	$2.16	5.9	$—
Exercisable at December 31, 2016	2,711	$2.05	5.8	$—

The following table summarizes information about the Company’s stock options (in thousands, except per share amounts):

	Year Ended December 31,
	2016	2015	2014
Weighted-average grant date fair value per share	$0.97	$1.89	$5.51
Intrinsic value of options exercised	$—	$1,053	$1,641
Cash received upon exercise of options	$—	$225	$148

Restricted Stock Units
In December 2014, in connection with the acquisition of Overland, the Company assumed 673,776 RSUs, of which 359,482 units became vested at the close of the acquisition and were included in the purchase price. These 359,482 units were released in 2015.
The following table summarizes information about RSU activity (in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2014	—	$—
Awards assumed from acquisition	674	7.71
Forfeited	(1)	7.71
Outstanding — December 31, 2014	673	7.71
Granted	6,391	3.56
Vested and released	(1,308)	5.27
Forfeited	(138)	4.71
Outstanding — December 31, 2015	5,618	3.66
Granted	1,638	0.82
Vested and released	(2,038)	3.32
Forfeited	(1,454)	3.39
Outstanding — December 31, 2016	3,764	$2.58

The estimated fair value of RSUs was based on the market value of the Company’s common shares on the date of grant. RSUs typically vest over a three year period from the original date of grant. The fair value of RSUs vested during the years ended December 31, 2016, 2015 and 2014 was approximately $1.7 million, $2.3 million and $1.6 million, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2016, 2015 and 2014 was approximately zero, $14,000 and zero, respectively.
Outside of 2015 Equity Incentive Plan
In January 2017, the Company granted 5,156,030 RSUs to certain employees. The RSUs have an estimated fair value of $0.35 per unit and vest over one to three years.
Restricted Stock Awards
During 2016, the Company granted restricted stock awards (“RSA”) to certain consultants in lieu of cash payment for services performed. There were no such awards in prior years. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. The RSAs were fully vested on the date of grant. The fair value of the RSAs vested during the year ended December 31, 2016 was approximately $0.5 million.
The following table summarizes information about RSA activity (in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2016	—	$—
Granted	701	0.76
Vested	(701)	0.76
Outstanding — December 31, 2016	—	$—

Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of sales	$366	$183	$—
Sales and marketing	2,773	3,090	1,072
Research and development	1,779	1,050	22
General and administrative	4,213	2,831	2,159
Total share-based compensation expense	$9,131	$7,154	$3,253

There was zero, $9,000 and $347,000 of share-based compensation capitalized as development costs for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, there was a total of $7.3 million of unrecognized compensation expense related to unvested equity-based compensation awards. The expense associated with non-vested restricted stock units and options awards granted as of December 31, 2016 is expected to be recognized over a weighted-average period of 1.1 years.